RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

28.   RELATED PARTY TRANSACTIONS AND BALANCES

(a)    Related party balances

Outstanding amounts due from/to related parties as of December 31, 2023 and 2024 were as follows (RMB in thousands):

	2023	2024
	December 31	December 31
	RMB	RMB
Accounts receivable from a related party:
Accounts receivable from JinkoPower for sales of solar modules and others	296,512	436,706

Notes receivables from a related party:
Notes receivables from JinkoPower	1,183	108,638

Advances to related parties:
Advance to Sichuan Yongxiang for inventory purchase	—	203,056
Advance to Xinte Silicon for inventory purchase	6,555	—
Subtotal	6,555	203,056

Prepayment and other receivables from related parties:
Prepayments to JinkoPower for outsourcing services	12,635	5,846
Other receivables due from JinkoPower for disposal of solar power projects	13,141	19,472
Other receivables due from Sweihan PV Power Company P.S.J.C (“Sweihan PV”, which develops and operates solar power projects in Dubai) for technical services	1,224	1,561
Other receivables from JinkoPower for miscellaneous transactions	412	2,938
Subtotal	27,412	29,817

Other assets from related parties:
Long-term receivables due from Sweihan PV	38,377	16,960
Long-term receivables due from JinkoPower for disposal of solar power projects	16,859	—
Subtotal	55,236	16,960

Accounts payable due to a related party:
Accounts payable due to Xinte Silicon for inventory purchase	21,244	—

Advances from a related party
Advances from JinkoPower	3,412	—

Notes payables due to related parties
Notes payables due to Sichuan Yongxiang for inventory purchase	—	380,269
Notes payables due to Xinte Silicon for inventory purchase	277,000	—
Subtotal	277,000	380,269

Other payables due to a related party:
Other payables due to JinkoPower for payments on behalf of the Company	11,599	11,069
(1)	Balances due to related parties are interest-free, not collateralized, and have no definitive repayment terms.

(b)    Related party transactions

Transactions related parties for the year ended December 31, 2022, 2023 and 2024 were as follows (RMB in thousands):

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Revenue from sales of products and providing services to related parties
Revenue from sales of products to JinkoPower	325,175	353,420	390,339
Income of project management service provided to Sweihan PV	2,979	3,931	1,286
Rental services provided to JinkoPower	5,041	11,590	13,245
Management service provided to Sichuan Yongxiang	—	—	350
Subtotal	333,195	368,941	405,220

Service expenses and silicon procurement provided by related parties
Management service provided by JinkoPower	8,863	16,400	19,931
Electricity fee charged by JinkoPower	25,735	119,352	118,908
Silicon procurement from Xinte Silicon (Note 14)	824,785	1,537,073	421,354
Silicon procurement from Sichuan Yongxiang (Note 14)	—	—	595,558
Other fees charged by JinkoPower	—	5,109	(2,640)

-Solar module transactions with JinkoPower

For the years ended December 31, 2022, 2023 and 2024, sales of solar module products to subsidiaries of JinkoPower amounted to RMB325 million, RMB353 million and RMB390 million, respectively. Payment term offered by the Group to JinkoPower is consistent with the Group’s 3rd party sales arrangement. As of December 31, 2023 and 2024 outstanding receivables due from JinkoPower were RMB298 million and RMB545 million, respectively.

-Rental services provided to JinkoPower

For the years ended December 31, 2022, 2023 and 2024, rental services provided to subsidiaries of JinkoPower amounted to RMB5 million, RMB12 million and RMB13 million, respectively.

-Management service provided to Sichuan Yongxiang

For the years ended December 31, 2022, 2023 and 2024, management service provided to Sichuan Yongxiang amounted to nil, nil and RMB0.4 million, respectively.

-Management service provided by JinkoPower

In November 2017, the Company entered into an agreement with JinkoPower, which entrusted JinkoPower to exercise certain shareholders’ rights (other than right of profit distribution, right of residual property distribution and right of disposition) in five operating entities of overseas power stations wholly-owned by the Company, enabling JinkoPower to monitor the construction and daily operations of these power stations. The Company retains ownership of these power stations and there exists no call or other rights of JinkoPower. The Company agrees to pay service fees calculated based on the actual costs incurred by JinkoPower during the power stations’ construction period and a fixed amount fee during the operation period. The Company recorded service expenses incurred in the years of 2022, 2023 and 2024 amounted to RMB7 million, RMB7 million and RMB7 million, respectively. Other than the solar project management service, JinkoPower also provided other management services to the Company amounted to RMB2 million, RMB9 million and RMB13 million in 2022, 2023 and 2024, respectively.

-Electricity fee charged by JinkoPower

For the years ended December 31, 2022 and 2023 and 2024, electricity fee charged by subsidiaries of JinkoPower amounted to RMB27 million, RMB119 million and RMB119 million, respectively.

-Silicon procurement from Xinte Silicon and Sichuan Yongxiang

JinkoSolar jointly invest in Xinte Silicon and Sichuan Yongxiang in 2021 which were accounted for under the equity method (Note 14). JinkoSolar purchased polysilicon of RMB825 million, RMB1,537 million, and RMB421 million from Xinte Silicon during the years ended December 31, 2022, 2023 and 2024, respectively. JinkoSolar purchased polysilicon of nil, nil, and RMB596 million from Sichuan Yongxiang during the years ended December 31, 2022, 2023 and 2024, respectively.